[DECHERT LLP LETTERHEAD]

January 30, 2007

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	RUSSELL INVESTMENT FUNDS, FILE NOS. 33-18030, 811-5371

Dear Sir or Madam:

Included herewith for filing on behalf of Russell Investment Funds (the “Trust”), pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy of Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) . The Amendment contains the prospectus and statement of additional information relating to the Conservative Strategy Fund, Moderate Strategy Fund, Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund, five new series of the Trust (the “Funds”).

Pursuant to Rule 485(a)(2), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective 75 days after filing. No fees are required in connection with this filing. Please contact me at (617) 654-8612 or John V. O’Hanlon, Esq. at (617) 728-7111 with any comments or questions concerning this Amendment. Thank you in advance for your consideration.

Very truly yours,

/s/ Tiffany P. Marosits
Tiffany P. Marosits

cc: John V. O’Hanlon, Esq.